JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Focus Fund

J.P. Morgan Municipal Bond Funds

JPMorgan High Yield Municipal Fund

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Limited Duration Bond Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Sustainable Municipal Income Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 3, 2023

to the Current Summary Prospectuses, Prospectuses and Statements of Additional Information

As previously supplemented on February 13, 2023, at a meeting held on February 7-9, 2023, each of the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II (together, the “Board”) approved, on behalf of the applicable Funds that it oversees, the Reorganization (as defined below) of each Fund into an exchange-traded fund (“ETF”), which will continue to be managed by J.P. Morgan Investment Management Inc. (“JPMIM”). The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds, determined, with respect to each Reorganization, that participation in the Reorganization is in the best interests of the Fund and the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

Each Fund will be reorganized into an ETF through the reorganization of the Fund into a newly-created ETF (each, an “Acquiring Fund”), each of which is a series of J.P. Morgan Exchange-Traded Fund Trust. Each Fund and its corresponding Acquiring Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Following the reorganizations, each Fund will be liquidated (each such reorganization and liquidation, a “Reorganization”). The table below sets forth each of the Acquiring Funds and the anticipated schedule for each Reorganization:

Fund	Acquiring Fund	Closing Date
JPMorgan High Yield Municipal Fund	JPMorgan High Yield Municipal ETF	July 14, 2023
JPMorgan Sustainable Municipal Income Fund	JPMorgan Sustainable Municipal Income ETF	July 14, 2023
JPMorgan Equity Focus Fund	JPMorgan Equity Focus ETF	July 28, 2023
JPMorgan Limited Duration Bond Fund	JPMorgan Limited Duration Bond ETF	July 28, 2023

JPMIM believes that the Reorganizations will provide multiple benefits for investors of the Funds, including lower net expenses (for at least three years from the closing date of each Reorganization), additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency.

Each Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation (each, a “Plan”). Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of a Reorganization (except with respect to cash received, as explained elsewhere in this Supplement).

In connection with the Reorganizations, shareholders of each Fund will receive ETF shares of the corresponding Acquiring Fund equal in value to the number of shares of the Fund they own, including a cash payment in lieu of fractional shares of the corresponding Acquiring Fund, which cash payment may be taxable.

SUP-MFCONV-723

Importantly, in order to receive shares of an Acquiring Fund as part of a Reorganization, Fund shareholders must hold their shares of a Fund through a brokerage account that can accept shares of an ETF (the corresponding Acquiring Fund). If Fund shareholders do not hold their shares of a Fund through that type of brokerage account, they will not receive shares of an Acquiring Fund as part of a Reorganization. For Fund shareholders that do not currently hold their shares of a Fund through a brokerage account that can hold shares of an Acquiring Fund, please see the Q&A that follows for additional actions that such Fund shareholders must take to receive shares of an Acquiring Fund as part of a Reorganization. No further action is required for Fund shareholders that hold shares of a Fund through a brokerage account that can hold shares of an Acquiring Fund.

Completion of each Reorganization is subject to a number of conditions under the Plan, but shareholders of the Fund are not required to approve the Reorganization. Existing Fund shareholders received an information statement/prospectus describing in detail both the Reorganizations and the Acquiring Funds, and summarizing the Board’s considerations in approving the Reorganizations.

Effective on March 1, 2023 (the “Effective Date”), the following actions were implemented in advance of the Reorganizations:

1.	Class A and C Shares of the Funds are publicly offered only on a limited basis.

2.	New accounts may no longer be established directly through JPMorgan Distribution Services, Inc. (the “Distributor”).

3.	No CDSC will be imposed on redemptions of the Class A or Class C Shares of the Funds.

4.	No sales charge will be imposed on purchases of Class A Shares of the Funds.

5.	Any current Letter of Intent (LOI) under which Class A Shares of a Fund were purchased will be considered completed.

6.	Distribution (Rule 12b-1) Fees on all applicable Fund share classes are being waived.

Further information regarding these changes is included in the following table:

1. Limited Offering of Class A and C Shares	On the Effective Date, the following was added as a new section immediately preceding the “What is the goal of the Fund?” section of each Fund’s Summary Prospectus for Class A, C and I Shares:

Currently, Class A and C Shares of the Fund are publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)

On the Effective Date, the following was added as a new section for each of the Funds under the heading “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING — Limited Offering of Class A and Class C Shares”:

Class A and C Shares (each, a “Limited Class”) are publicly offered only on a limited basis and investors are not eligible to purchase a Limited Class except as described below. Except as otherwise described below, shareholders permitted to continue to purchase shares of a Limited Class include existing shareholders of record and, if the shareholder of record is an omnibus account, beneficial owners in that account as of the effective date of the limited offering.

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Existing shareholders of each Limited Class may continue to purchase additional shares of the Limited Class in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund.

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Group Retirement Plans (as defined in the Glossary) (and their successor, related and affiliated plans), which have a Limited Class available may continue to open accounts for new participants and can purchase additional shares in existing participant accounts.

2. No New Accounts Through Distributor	In addition, on the Effective Date, the first paragraph of the “Investing with J.P. Morgan Funds — PURCHASING FUND SHARES” section of the Prospectuses was deleted in its entirety with respect to the Funds and replaced with the following:

Prior to March 1, 2023, you may purchase shares directly from the J.P. Morgan Funds through the Distributor or through your Financial Intermediary. Effective March 1, 2023, new accounts will not be established directly through the Distributor.

3. CDSC Waiver on Class A and C Shares	In addition, on the Effective Date, the following paragraph relating to the Funds was included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:

Beginning on March 1, 2023, no CDSC will be imposed on redemptions of the Class A or Class C Shares of the Funds.

4. Sales Charge Waiver on Class A Shares	In addition, on the Effective Date, the following was added to “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and included as the third paragraph in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Class A Shares” section of the Prospectuses:

Beginning on March 1, 2023, no sales charge will be imposed on purchases of Class A Shares of the Funds. As a result, any subsequent purchases of the Funds will not be eligible assets for future rights of accumulation or letter of intent purchases.

5. Forgiving Letter of Intent Obligations	In addition, on the Effective Date, the following paragraph relating to the Funds was included in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Reducing Your Class A Shares Charges — Letter of Intent” section of the Prospectuses:

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Effective March 1, 2023, any current Letter of Intent (LOI) under which Class A Shares of a Fund were purchased will be considered completed. As a result, after that date, commissions to dealers will not be adjusted or paid on the difference between the Letter of Intent amount and the amount actually invested before March 1, 2023. Because an LOI may include Class A purchases of other J.P. Morgan Funds (other than the Funds), this completion will cancel the LOI for all future Class A purchases of those funds. You will need to enter into a new LOI if you want to continue to make Class A purchases in other J.P. Morgan Funds at a reduced front-end sales charge. This change may also apply to the LOIs described in Appendix A — Financial Intermediary-Specific Sales Charge Waivers — Letter of Intent. Please check with your financial intermediary.

6. Waiver of Distribution (12b-1) Fees	In addition, beginning on the Effective Date, Distribution (Rule 12b-1) Fees on all applicable Fund share classes are being waived.

In anticipation of each Reorganization, purchase orders, exchange orders, and redemption orders will only be accepted by the Funds until the dates indicated below:

Fund	Final Date to Purchase Fund Shares or Exchange Shares of Another J.P. Morgan Mutual Fund for Fund Shares	Final Date to Redeem Fund Shares or Exchange Fund Shares for Shares of Another J.P. Morgan Mutual Fund
JPMorgan High Yield Municipal Fund	July 12, 2023	July 13, 2023
JPMorgan Sustainable Municipal Income Fund	July 12, 2023	July 13, 2023
JPMorgan Equity Focus Fund	July 26, 2023	July 27, 2023
JPMorgan Limited Duration Bond Fund	July 26, 2023	July 27, 2023

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT

QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the Reorganizations in order to receive shares of an Acquiring Fund.

Q.    What types of shareholder accounts can receive shares of an Acquiring Fund as part of a Reorganization?

A.    If you hold your shares of a Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of an Acquiring Fund in a Reorganization. No further action is required.

Q.    What types of shareholder accounts cannot receive shares of an Acquiring Fund as part of a Reorganization?

A.    The following account types cannot hold shares of ETFs:

Non-Accommodating Brokerage Accounts. If you hold your shares of a Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares.

Non-Accommodating Retirement Accounts. If you hold your shares of a Fund through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization or, if applicable, your financial intermediary may transfer your investment in a Fund to a different investment option prior to the Reorganization.

Fund Direct Accounts. If you hold your shares of a Fund in an account directly with the Fund at its transfer agent, DST Asset Manager Solutions, Inc. (a “fund direct account”), you should transfer your shares of the Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund prior to the Reorganization. For this purpose, a fund direct account includes a fund direct IRA. If you hold your shares of a Fund through a fund direct IRA and do not take action prior to the Reorganization, your Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the net asset value (“NAV”) of your Fund shares. You have a fund direct account if you receive quarterly account statements directly from the Fund and not from a third-party broker-dealer.

If you are unsure about the ability of your account to accept shares of an Acquiring Fund, please call 1-800-480-4111 or contact your financial advisor or other financial intermediary.

Q.    How do I transfer my Fund shares from a fund direct account to a brokerage account that will accept Acquiring Fund shares?

A.    Transferring your shares from a fund direct account to a brokerage account that can accept shares of an Acquiring Fund should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with a Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as an Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Fund. Your broker will require your account number with the Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Funds’ transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q.    How do I transfer my Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

A.    The broker where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.     What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganizations?

A.    In order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your shares of a Fund through a brokerage account that can accept shares of an ETF (the corresponding Acquiring Fund) on the closing date of the Reorganization.

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Non-Accommodating Brokerage Accounts. If you hold your shares of a Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares.

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Non-Accommodating Retirement Accounts. If you hold your shares of a Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the applicable Reorganization or, if applicable, your financial intermediary may transfer your investment in a Fund to a different investment option prior to the Reorganization.

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Fund Direct Accounts. If you hold your shares of a Fund in a fund direct account, you should transfer your shares of the Fund to a brokerage account that can accept shares of the corresponding Acquiring Fund prior to the Reorganization. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Fund shares.

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Fund Direct IRA. If you hold your shares of a Fund through a fund direct IRA and do not take action to transfer your investment in a Fund to a different investment option prior to the Reorganization, your Fund shares will be exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to the NAV of your Fund shares.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax. It may take time for you to receive your cash. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

Q.    What if I do not want to own shares of an Acquiring Fund?

A.     If you do not want to receive shares of an Acquiring Fund in connection with a Reorganization, you can exchange your Fund shares for shares of another J.P. Morgan mutual fund that is not participating in a Reorganization or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Fund shares will be a taxable event if you hold your shares in a taxable account. The last date to redeem your shares or exchange them into another J.P. Morgan mutual fund prior to each Reorganization is listed below:

Fund	Final Date to Redeem Fund Shares or Exchange Fund Shares for Shares of Another J.P. Morgan Mutual Fund
JPMorgan High Yield Municipal Fund	July 13, 2023
JPMorgan Sustainable Municipal Income Fund	July 13, 2023
JPMorgan Equity Focus Fund	July 27, 2023
JPMorgan Limited Duration Bond Fund	July 27, 2023

These dates may change if the closing date of a Reorganization changes. Any changes to a closing date of a Reorganization will be communicated to shareholders.

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In connection with the Reorganizations discussed herein, an information statement/prospectus that is included in a registration statement on Form N-14 has been filed with the Securities and Exchange Commission (the “SEC”). The registration statement filed with the SEC may be amended or withdrawn. Investors are urged to read the materials and any other relevant documents because they contain important information about the Reorganizations. Free copies of the materials are available on the SEC’s web site at www.sec.gov. These materials also are available at www.jpmorganfunds.com and a paper copy can be obtained at no charge by calling 1-800-480-4111.

This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE